Share Capital and Share-based Payments - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments of Cash Settled RSUs Outstanding (Details) - Equinox Gold Restricted Share Unit Plan - shares
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Settled Restricted Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	363,682	107,250
Granted (in shares)	888,100	428,632
Settled (in shares)	(126,883)	(69,850)
Forfeited (in shares)	(225,232)	(102,350)
Outstanding - ending balance (in shares)	899,667	363,682
Cash Settled Performance Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	23,200	7,700
Granted (in shares)	741,800	35,600
Settled (in shares)	0	0
Forfeited (in shares)	(27,800)	(20,100)
Outstanding - ending balance (in shares)	737,200	23,200